Cash flow adjustments and changes in operating assets and liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash Flow Adjustments And Changes In Operating Assets And Liabilities [Abstract]
Depreciation and amortization	$ 1,617,118	$ 1,778,968	$ 2,061,698
Impairment loss recognized on trade receivables and other current assets	1,008,534	2,926,165	(186,564)
Unrealized (gains)/ losses on account of foreign exchange differences	(3,887,013)	373,026	(711,341)
Unrealized fair value (gains)/ losses on derivative financial assets recognized in profit or loss	0	433,311	(102,264)
Share-based compensation	20,222,187	9,449,525	3,137,070
Total	$ 18,960,826	$ 14,960,995	$ 4,198,599